Goodwill, transmission system rights and other intangible assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill, transmission system rights and other intangible assets and liabilities
Schedule of changes in the carrying amount of goodwill

	Northeast	Northwest	Southwest	Un-allocated Corporate	Total
Balance at December 31, 2009	$—	$—	$8,918	$—	$8,918
Acquisition of businesses	—	—	—	3,535	3,535

Balance at December 31, 2010	—	—	8,918	3,535	12,453
Acquisition of businesses	135,268	138,263	57,602	—	331,133

Balance at December 31, 2011	$135,268	$138,263	$66,520	$3,535	$343,586

Schedule of components of intangible assets subject to amortization

		Other Intangible Assets, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2011	$231,669	$639,699	$33,845	$1,786	$675,330
Foreign currency translation adjustment	—	(877)	—	—	(877)
Less: accumulated amortization	(51,387)	(63,908)	(26,271)	—	(90,179)

Net carrying amount, December 31, 2011	$180,282	$574,914	$7,574	$1,786	$584,274

		Power Purchase and Fuel Supply Agreement Liabilities, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2011	$—	$(35,288)	$(38,106)	$—	$(73,394)
Foreign currency translation adjustment	—	127	121	—	248
Less: accumulated amortization	—	398	973	—	1,371

Net carrying amount, December 31, 2011	$—	$(34,763)	$(37,012)	$—	$(71,775)

		Other Intangible Assets, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2010	$231,669	$110,470	$33,845	$1,147	$145,462
Less: accumulated amortization	(43,535)	(39,190)	(17,810)	—	(57,000)

Net carrying amount, December 31, 2010	$188,134	$71,280	$16,035	$1,147	$88,462

Schedule of amortization of intangible assets

	2011	2010	2009
Transmission system rights	$7,852	$7,849	$7,849
Power purchase agreements	24,021	12,411	12,406
Fuel supply agreements	7,091	8,461	9,468

Total amortization	$38,964	$28,721	$29,723

Schedule of estimated future amortization for the next five years

Year Ended December 31,	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements
2012	$7,849	$69,039	$1,722
2013	7,849	66,218	(5,852)
2014	7,849	55,282	(5,852)
2015	7,849	55,282	(5,852)
2016	7,849	55,282	(5,852)